Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of information about the Company's segments as well as reconciliations to consolidated financial statement amounts
The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,115	$455	$68	$8	$—	$11	$1,657
Interest expense	190	87	213	55	(5)	127	667
Provision for finance receivable losses	255	68	(2)	1	—	17	339
Net interest income (loss) after provision for finance receivable losses	670	300	(143)	(48)	5	(133)	651
Other revenues	212	5	4	42	(5)	(15)	243
Other expenses	622	61	33	17	—	2	735
Income (loss) before provision for (benefit from) income taxes	260	244	(172)	(23)	—	(150)	159
Income before provision for income taxes attributable to non-controlling interests	—	127	—	—	—	—	127
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$260	$117	$(172)	$(23)	$—	$(150)	$32

Assets	$5,632	$1,784	$711	$4,119	$—	$(58)	$12,188

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2014
Interest income	$911	$212	$401	$16	$—	$85	$1,625
Interest expense	163	36	349	7	(5)	133	683
Provision for finance receivable losses	200	36	128	7	—	(19)	352
Net interest income (loss) after provision for finance receivable losses	548	140	(76)	2	5	(29)	590
Other revenues	215	(15)	162	6	(5)	382	745
Other expenses	523	30	91	10	—	3	657
Income (loss) before provision for (benefit from) income taxes	240	95	(5)	(2)	—	350	678
Income before provision for income taxes attributable to non-controlling interests	—	48	—	—	—	—	48
Income (loss) before provision for (benefit from) income taxes attributable to Springleaf Finance Corporation	$240	$47	$(5)	$(2)	$—	$350	$630

Assets *	$4,218	2,536	$3,665	$555	$—	$24	$10,998

At or for the Year Ended December 31, 2013
Interest income	$721	$—	$690	$45	$—	$181	$1,637
Interest expense	149	—	539	15	—	140	843
Provision for finance receivable losses	117	—	255	—	—	(1)	371
Net interest income after provision for finance receivable losses	455	—	(104)	30	—	42	423
Other revenues	197	—	7	13	—	(56)	161
Other expenses	448	—	84	174	—	3	709
Income (loss) before provision for (benefit from) income taxes	$204	$—	$(181)	$(131)	$—	$(17)	$(125)

Assets *	$3,999	$—	$8,487	$611	$—	$(485)	$12,612

*	Assets reflect the following:

•
As a result of our early adoption of ASU 2015-03, we reclassified debt issuance costs of $29 million and $39 million as of December 31, 2014 and 2013, respectively, from other assets to long-term debt.

•
In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $217 million and $172 million at December 31, 2014 and 2013, respectively.

•	See Note 3 for further information on the correction of the total asset segment disclosure error.